Submission	Mar. 12, 2025
Submission [Line Items]
Central Index Key	0001819790
Registrant Name	Tarsus Pharmaceuticals, Inc.
Registration File Number	333-277523
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES